UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2004
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   2715 M Street, N.W., Suite 300
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 333-2607
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            April 14, 2004
---------------------     -------------------------        --------------
     [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      72
                                           ------------

Form 13F Information Table Value Total:      $82,868
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     493     12000  SH         SOLE                   12000
                                                          329      8000  SH         OTHER                                   8000
Advent Software                  COM        007974108    1681     90000  SH         SOLE                   71000           19000
                                                           54      2900  SH         OTHER                                   2900
American International Group     COM        026874107    3746     52500  SH         SOLE                   40500           12000
                                                          164      2300  SH         OTHER                                   2300
BP Amoco PLC                     COM        055622104      81      1586  SH         SOLE                    1586
                                                          274      5348  SH         OTHER                                   5348
Bank of New York                 COM        064057102     699     22200  SH         SOLE                   22200
                                                           13       400  SH         OTHER                                    400
Berkshire Hathaway Inc. Class    COM        084670207     131        42  SH         SOLE                      42
                                                          131        42  SH         OTHER                                     42
Bristol Myers Co.                COM        110122108     395     16306  SH         SOLE                    7600            8706
                                                           48      2000  SH         OTHER                                   2000
Cabot Microelectronics           COM        12709P103    1567     37200  SH         SOLE                   28600            8600
                                                           38       900  SH         OTHER                                    900
Chiron                           COM        170040109    1174     26667  SH         SOLE                   26667
Cisco Systems                    COM        17275R102    5732    243180  SH         SOLE                  200800           42380
Citigroup, Inc.                  COM        172967101    1862     36011  SH         SOLE                   36011
Eli Lilly                        COM        532457108     107      1600  SH         SOLE                    1600
                                                          107      1600  SH         OTHER                                   1600
Exxon Mobil                      COM        30231G102     879     21140  SH         SOLE                    8940           12200
                                                          578     13888  SH         OTHER                                  13888
Gannett Co. Inc.                 COM        364730101     106      1200  SH         SOLE                    1200
                                                          106      1200  SH         OTHER                                   1200
General Electric Co.             COM        369604103    2343     76757  SH         SOLE                   63022           13735
                                                          617     20228  SH         OTHER                                  20228
Hewlett Packard                  COM        428236103     598     26200  SH         SOLE                   16400            9800
IBM                              COM        459200101     414      4504  SH         SOLE                     652            3852
                                                           98      1064  SH         OTHER                                   1064
ING Groep NV                     COM        456837103    2121     96200  SH         SOLE                   75700           20500
                                                           13       600  SH         OTHER                                    600
Intel Corp.                      COM        458140100    3998    147000  SH         SOLE                  109700           37300
                                                          150      5500  SH         OTHER                                   5500
JP Morgan Chase                  COM        46625H100    1850     44100  SH         SOLE                   31500           12600
                                                           13       300  SH         OTHER                                    300
Johnson & Johnson                COM        478160104    3986     78592  SH         SOLE                   58800           19792
KLA Tencor Corp.                 COM        482480100     543     10800  SH         SOLE                    6200            4600
                                                           15       300  SH         OTHER                                    300
Marsh & McLennan Companies Inc   COM        571748102    2121     45800  SH         SOLE                   34900           10900
                                                          111      2400  SH         OTHER                                   2400
Medimmune, Inc.                  COM        584699102    1625     70400  SH         SOLE                   52900           17500
                                                           39      1700  SH         OTHER                                   1700
Merck & Co., Inc.                COM        589331107    2797     63297  SH         SOLE                   48615           14682
                                                          265      6000  SH         OTHER                                   6000
Microsoft Corp.                  COM        594918104    2897    116200  SH         SOLE                   99000           17200
                                                          239      9600  SH         OTHER                                   9600
Motorola, Inc.                   COM        620076109    2407    136740  SH         SOLE                  105040           31700
                                                           18      1000  SH         OTHER                                   1000
National City Corp.              COM        635405103    3970    111568  SH         SOLE                   82200           29368
                                                          278      7800  SH         OTHER                                   7800
PepsiCo Inc.                     COM        713448108    2364     43900  SH         SOLE                   43900
Plum Creek Timber                COM        729251108    1546     47600  SH         SOLE                   33600           14000
                                                           16       500  SH         OTHER                                    500
Procter & Gamble Company         COM        742718109     252      2400  SH         SOLE                    2400
Progressive Corp.-Ohio           COM        743315103    4718     53863  SH         SOLE                   38263           15600
                                                          385      4400  SH         OTHER                                   4400
Royal Dutch Petroleum            COM        780257804    1185     24900  SH         SOLE                   17600            7300
                                                           10       200  SH         OTHER                                    200
Stryker Corp.                    COM        863667101   11772    132970  SH         SOLE                  103272           29698
                                                          443      5000  SH         OTHER                                   5000
Sun Microsystems                 COM        866810104      50     12000  SH         OTHER                                  12000
Timken Co.                       COM        887389104    1812     78000  SH         SOLE                   61200           16800
                                                           51      2200  SH         OTHER                                   2200
Washington Post 'B'              COM        939640108     884      1000  SH         SOLE                    1000
Wilmington Trust Corp.           COM        971807102     598     16000  SH         SOLE                   16000
                                                           15       400  SH         OTHER                                    400
Wyeth                            COM        983024100     364      9700  SH         SOLE                                    9700
                                                          240      6400  SH         OTHER                                   6400
BBVA Privanza, Cap. B            PFD        05529T206     777     28000  SH         SOLE                   28000
ING Groep NV 6.2% SER            PFD        456837400    1186     46000  SH         SOLE                   32000           14000
                                                          181      7000  SH         OTHER                                   7000